Income Taxes (Details) - Schedule of Significant Components of the Company's Net Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 7,001	$ 2,642
Credit carryforwards	109	48
Accruals and reserves	126	242
Stock-based compensation	843	109
Intangibles	244	265
Operating lease liability	254	310
Capitalized research and development	274
Total deferred tax assets	8,851	3,616
Valuation allowance	(8,564)	(3,315)
Net deferred tax assets	287	301
Deferred tax liabilities:
Fixed assets	(44)
Operating lease right of use	(243)	(301)
Total deferred tax liabilities	(287)	(301)
Net deferred tax assets